Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Equipment	Equipment consists of office equipment, furniture and fittings.

(In US$ millions)	December 31, 2015	December 31, 2014
Cost	80	73
Accumulated depreciation	(34)	(27)
Net book value	46	46